Significant Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Significant Related Party Transactions
33	SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)	Related parties with control relationship

Information of the parent company is as follows:

Name	Location of registration	Principal business	Relationship with the Company	Nature of ownership	Legal representative
CLIC	Beijing, China	Insurance services including receipt of premiums and payment of benefits in respect of the in-force life, health, accident and other types of personal insurance business, and the reinsurance business; holding or investing in domestic and overseas insurance companies or other financial insurance institutions; fund management business permitted by national laws and regulations or approved by the State Council of the People’s Republic of China; and other businesses approved by insurance regulatory agencies.	Immediate and ultimate holding company	State-owned	Wang Bin

(b)	Subsidiaries

Refer to Note 33(f) for the basic and related information of subsidiaries.

(c)	Associates and joint ventures

Refer to Note 8 for the basic and related information of associates and joint ventures.

(d)	Other related parties

Significant related parties	Relationship with the Company
China Life Real Estate Co., Limited (“CLRE”)	Under common control of CLIC
China Life Insurance (Overseas) Company Limited (“CL Overseas”)	Under common control of CLIC
China Life Investment Holding Company Limited (“CLI”)	Under common control of CLIC
China Life Ecommerce Company Limited (“CL Ecommerce”)	Under common control of CLIC
China Life Enterprise Annuity Fund (“EAP”)	A pension fund jointly set up by the Company and others

(e)	Registered capital of related parties with control relationship and changes during the year

Name of related party	As at 31 December 2017 million	Increase million	Decrease million	As at 31 December 2018 million
CLIC	RMB4,600	—	—	RMB4,600
AMC	RMB4,000	—	—	RMB4,000
China Life Pension Company Limited (“Pension Company”)	RMB3,400	—	—	RMB3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited (“Suzhou Pension Company”)	RMB1,991	—	—	RMB1,991
CL AMP(i)	RMB588	RMB700	—	RMB1,288
CL Wealth	RMB200	—	—	RMB200
Shanghai Rui Chong Investment Co., Limited (“Rui Chong Company”)	RMB6,800	—	—	RMB6,800
China Life (Beijing) Health Management Co., Limited (“CL Health”)	RMB1,730	—	—	RMB1,730
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited (“Franklin Shenzhen Company”)	USD2	—	—	USD2
Xi’an Shengyi Jingsheng Real Estate Co., Ltd. (“Shengyi Jingsheng”)	—	RMB1,131	—	RMB1,131
Dalian Hope Building Company Ltd. (“Hope Building”)	RMB484	—	—	RMB484

(i)

In July 2018, AMC completed a RMB595 million capital contribution to CL AMP, while other shareholders increased RMB105 million. The total capital contribution was RMB700 million. As at 8 August 2018, CL AMP completed the business registration modification procedure for the registered capital with the amount increased from RMB588 million to RMB1,288 million. The capital increase was in the same proportion, and the percentage of holding remained unchanged.

(ii)	For those subsidiaries which were not set up or invested in Mainland China or incorporated as partnership, the legal definition of registered capital is not applicable for them.

(f)	Percentages of holding of related parties with control relationship and changes during the year

	As at 31 December 2017				As at 31 December 2018
Shareholder	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
CLIC	RMB19,324	68.37%	—	—	RMB19,324	68.37%

	As at 31 December 2017				As at 31 December 2018
Subsidiaries	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
AMC	RMB1,680	60.00% directly	—	—	RMB1,680	60.00% directly
Pension Company	RMB2,746	74.27% directly and indirectly	—	—	RMB2,746	74.27% directly and indirectly
China Life Franklin Asset Management Company Limited (“AMC HK”)	HKD130	50.00% indirectly	—	—	HKD130	50.00% indirectly
Suzhou Pension Company	RMB1,586	100.00% directly	—	—	RMB1,586	100.00% directly
CL AMP	RMB500	85.03% indirectly	RMB595	—	RMB1,095	85.03% indirectly
CL Wealth	RMB200	100.00% indirectly	—	—	RMB200	100.00% indirectly
Golden Phoenix Tree Limited	—	100.00% directly	—	—	—	100.00% directly
King Phoenix Tree Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Rui Chong Company	RMB6,800	100.00% directly	—	—	RMB6,800	100.00% directly
New Aldgate Limited	RMB1,167	100.00% directly	—	—	RMB1,167	100.00% directly
Glorious Fortune Forever Limited	—	100.00% directly	—	—	—	100.00% directly
CL Hotel Investor, L.P.	—	100.00% directly	—	—	—	100.00% directly
Golden Bamboo Limited	RMB1,734	100.00% directly	RMB259	—	RMB1,993	100.00% directly
Sunny Bamboo Limited	RMB1,632	100.00% directly	RMB244	—	RMB1,876	100.00% directly
Fortune Bamboo Limited	RMB2,176	100.00% directly	RMB259	—	RMB2,435	100.00% directly
China Century Core Fund Limited	USD896	100.00% indirectly	USD 229	—	USD 1,125	100.00% indirectly
CL Health	RMB1,730	100.00% directly	—	—	RMB1,730	100.00% directly
Franklin Shenzhen Company	USD0.6	100.00% indirectly	USD1.4	—	USD2	100.00% indirectly
Guo Yang Guo Sheng	RMB3,250	99.997% directly	—	—	RMB3,250	99.997% directly
New Capital Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
New Fortune Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Wisdom Forever Limited Partnership	USD447	100.00% indirectly	USD5	—	USD452	100.00% indirectly
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Jiu”)	RMB606	99.98% directly	—	—	RMB606	99.98% directly
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Pin”)	RMB606	99.98% directly	—	—	RMB606	99.98% directly
Shanghai Wansheng Industry Partnership (Limited Partnership) (“Wan Sheng”)	RMB3,900	99.998% directly	RMB100	—	RMB4,000	99.98% directly
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (“Bai Ning”)	RMB1,680	99.98% directly	—	—	RMB1,680	99.98% directly
Hope Building (i)	—	—	RMB484	—	RMB484	100.00% indirectly
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianfu”) (ii)	—	—	RMB533	—	RMB533	99.98% directly
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianyi”) (ii)	—	—	RMB533	—	RMB533	99.98% directly
Shengyi Jingsheng	—	—	RMB1,063	—	RMB1,063	100.00% indirectly

(i)	The Group acquired 100% equity of Hope Building in 2018, and the sole purpose for the investment in Hope Building was to hold a property.
(ii)	Yuanxiang Tianfu, Yuanxiang Tianyi and Shengyi Jingsheng are new subsidiaries set up by the Group in 2018.
(g)	Transactions with significant related parties

The following table summarises significant transactions carried out by the Group with its significant related parties:

		For the year ended 31 December
		2018	2017	2016
	Notes	RMB million	RMB million	RMB million
Transactions with CLIC and its subsidiaries
Policy management fee received from CLIC	(i) (ix)	629	740	869
Asset management fee received from CLIC	(ii.a)	100	107	124
Payment of dividends from the Company to CLIC		7,729	4,638	8,116
Distribution of profits from AMC to CLIC		128	125	143
Asset management fee received from CL Overseas	(ii.b)	63	119	74
Asset management fee received from CLP&C	(ii.c)	14	14	36
Payment of insurance premium to CLP&C		47	44	49
Claim and other payments received from CLP&C		14	16	18
Agency fee received from CLP&C	(iii) (ix)	2,959	3,030	2,337
Rental and a service fee received from CLP&C		50	59	43
Cash dividend from CLP&C (Note 8)		66	69	135
Payment of rental, project fee and other expenses to CLRE		45	50	44
Property leasing expenses charged by CLI	(iv)	83	78	81
Payment of an asset management fee to CLI	(ii.d) (ix)	529	396	298
Property leasing income received from CLI		37	37	38
Payment of a business management service fee to CL Ecommerce	(vi)	53	64	56
Transactions between CGB and the Group
Interest on deposits received from CGB		1,425	1,382	685
Commission expenses charged by CGB	(v)	112	92	42
Capital contribution to CGB		13,012	—	—
Transactions between Sino-Ocean and the Group
Cash dividend from Sino-Ocean (Note 8)		558	553	248
Interest payment of corporate bonds received from Sino-Ocean		27	27	38
Project management fee paid to Sino-Ocean		2	55	60
Transactions between EAP and the Group
Contribution to EAP		593	700	337
Transaction between other associates and joint ventures and the Group
Distribution of profits from other associates and joint ventures to the Group (Note 8)		2,279	1,240	437
Transactions between AMC and the Company
Payment of an asset management fee to AMC	(ii.e) (ix)	1,326	1,154	1081
Distribution of profits from AMC		193	187	215
Transactions between Pension Company and the Company
Rental received from Pension Company		45	43	34
Agency fee received from Pension Company for entrusted sales of annuity funds and other businesses	(vii)	43	42	31
Marketing fee income for promotion of annuity business from Pension Company		13	10	14
Transactions between AMC HK and the Company
Payment of an investment management fee to AMC HK	(ii.f)	18	14	14
Transactions between Suzhou Pension Company and the Company
Capital contribution to Suzhou Pension Company		—	260	526
Transactions between Rui Chong Company and the Company
Capital contribution to Rui Chong Company		—	601	—
Rental fee charged by Rui Chong Company		47	—	—
Transactions between other associates and joint ventures and the Company
Distribution of profits from other associates and joint ventures to the Company		1,424	203	134
Transactions between the consolidated structured entities/other subsidiaries and the Company
Distribution of profits from the consolidated structured entities to the Company		8,247	3,944	443
Distribution of profits from the Company’s other subsidiaries to the Company		426	70	—

Notes:

(i)

On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferrable policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income.

(ii.a)

On 30 December 2015, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement was effective from 1 January 2016 to 31 December 2018. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated and payable on a monthly basis, by multiplying the average book value of the assets under management (after deducting the funds obtained from and interests accrued for repurchase transactions, deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes, customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee.

(ii.b)

In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.

(ii.c)

On 15 May 2018, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, which was retrospectively effective from 1 January 2018 to 31 December 2019. The agreement was subject to an automatic one-year renewal if no objections were raised by both parties upon expiry. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis and linked to investment performance.

(ii.d)

On 30 June 2017, the Company and CLI renewed a management agreement of alternative investment of insurance funds, which was retrospectively effective from 1 January 2017 to 31 December 2018. In accordance with the agreement, the Company entrusted CLI to engage in specialised investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was 0.05%-0.6% according to different ranges of returns and without a performance-related bonus; for non-fixed-incomeprojects, the management fee rate was 0.3% and the performance-related bonus was linked to the return on comprehensive investment upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results to CLI’s performance. The adjustment amount (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.

(ii.e)

On 29 December 2015, the Company and AMC renewed a renewable agreement for the management of insurance funds, effective from 1 January 2016 to 31 December 2018. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed service fee and a variable service fee. The fixed annual service fee was calculated and payable on a monthly basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. The service fees were determined by the Company and AMC based on an analysis of the cost of service, market practice and the size and composition of the asset pool to be managed. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.

(ii.f)

On 18 September 2016, the Company and AMC HK renewed the offshore investment management service agreement, which was effective from 19 September 2016 to 31 December 2018. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee. On 25 December 2017, the Company and AMC HK signed a supplementary agreement, changing the fixed rate of the portfolio asset value for assets managed on a discretionary basis to 0.375% and the variable rates of it to 0.047% and 0.094%, respectively, according to different compliance conditions. Fixed rates for assets managed on a non-discretionary basis are revised to 0.047% and 0.075%, respectively, by various asset classes. The supplementary agreement is effective from 1 January 2018 to 31 December 2018. The above management fee was calculated based on the net value of the entrusted asset from the monthly reports provided by the trustee, without deducting the monthly management fee payable. The investment management fee was accrued quarterly and paid within 10 working days of the next quarter. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.

(iii)

On 31 January 2018, the Company and CLP&C signed a new framework insurance agency agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is valid for three years, from 8 March 2018 to 7 March 2021.

(iv)

On 29 December 2017, the Company renewed a property leasing agreement with CLI, effective from 1 January 2018 to 31 December 2020, pursuant to which CLI leased to the Company certain buildings of its own. Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%. The rental was paid on a semi-annual basis, and each payment was equal to one half of the total annual rental.

(v)

On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the withdrawn policy premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. The agreement is effective from the signing date to 16 August 2020.

On 23 March 2016, the Company and CGB signed another insurance agency agreement to distribute group insurance products. The group insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of group insurance products, collecting premiums and paying benefits, and so on. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the withdrawn policy premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by referring to comparable quoted market prices of independent third-parties. The commissions are payable on a monthly basis. The agreement is valid for two years from 1 January 2016, with an automatic one-year renewal if no objections were raised by either party upon expiry. On 1 January 2018, the agreement was automatically renewed for one year.

(vi)

On 1 January 2018, the Company and CL Ecommerce renewed an agreement for managing the regional telemarketing centre, which was effective from 1 January 2018 and would expire on 31 December 2018. Pursuant to the agreement, the Company entrusted CL Ecommerce to manage the operation of its telemarketing centre, and paid the management fee accordingly. The total amount of the management fee is not expected to exceed RMB100 million, but is still pending for negotiation between the two parties based on the actual circumstance.

(vii)

On 28 November 2016, the Company and Pension Company signed an agency agreement for the distribution and customer service of enterprise annuity funds, the pension management business and the occupational pension management business. The agreement was effective from 28 November 2016 and expired on 31 December 2017. The agreement was subject to an automatic one-year renewal if no objections were raised by either party upon expiry. On 1 January 2018, the agreement was automatically renewed for one year. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management service, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), and decreased annually. The commissions of the group pension plan is, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, and decreased annually; the commissions of the personal pension plan is calculated at 30% to 50% of the annual investment management fee according to the various rates of daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity is in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to the Company by Pension Company are eliminated in the consolidated statement of comprehensive income of the Group.

(viii)

On 7 May 2018, the Company, CLIC and CLP&C signed an agreement of capital increase. The Company and CLIC agreed the transfer of CLP&C’s retained earnings to capital, increasing the registered capital of CLP&C from RMB15 billion to RMB18.8 billion. The number of CLP&C’s shares held by the Company increased by 1.52 billion accordingly. After the capital increase, the Company continues to hold 40% of CLP&C’s equity.

(ix)

These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.

(h)	Amounts due from/to significant related parties

The following table summarises the balances due from and to significant related parties. The balances are non-interest-bearing, unsecured and have no fixed repayment dates except for deposits with CGB, interbank certificates of deposits of CGB, wealth management product of CGB and corporate bonds issued by Sino-Ocean.

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
The resulting balances due from and to significant related parties of the Group
Amount due from CLIC	350	420
Amount due from CL Overseas	68	122
Amount due from CLP&C	284	428
Amount due to CLP&C	(9)	(6)
Amount due from CLI	15	9
Amount due to CLI	(362)	(265)
Amount due from CLRE	2	2
Amount deposited with CGB	61,880	33,385
Interbank certificates of deposits of CGB	—	199
Wealth management products of CGB	115	330
Amount due from CGB	1,557	1,041
Amount due to CGB	(63)	(31)
Corporate bonds of Sino-Ocean	593	592
Amount due from Sino-Ocean	8	8
Amount due from CL Ecommerce	6	6
Amount due to CL Ecommerce	(67)	(78)
The resulting balances due from and to subsidiaries of the Company
Amount due from Pension Company	25	57
Amount due to Pension Company	(28)	(19)
Amount due to AMC	(218)	(207)
Amount due to AMC HK	(10)	(4)

(i)	Key management personnel compensation

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Salaries and other benefits	20	28	28

The total compensation package for the Company’s key management personnel for the year ended 31 December 2018 has not yet been finalised in accordance with regulations of the relevant PRC authorities. The final compensation will be disclosed in a separate announcement when determined. The compensation of 2017 has been approved by the relevant authorities. The total compensation of 2017 was RMB28 million, including a deferred payment about RMB6 million.

(j)	Transactions with state-owned enterprises

Under IAS 24 Related Party Disclosures (“IAS 24”), business transactions between state-owned enterprises controlled by the PRC government are within the scope of related party transactions. CLIC, the ultimate holding company of the Group, is a state-owned enterprise. The Group’s key business is insurance and investment related and therefore the business transactions with other state-owned enterprises are primarily related to insurance and investment activities. The related party transactions with other state-owned enterprises were conducted in the ordinary course of business. Due to the complex ownership structure, the PRC government may hold indirect interests in many companies. Some of these interests may, in themselves or when combined with other indirect interests, be controlling interests which may not be known to the Group. Nevertheless, the Group believes that the following captures the material related parties and has applied IAS 24 exemption and disclosed only qualitative information.

As at 31 December 2018, most of the bank deposits of the Group were with state-owned banks; the issuers of corporate bonds and subordinated bonds held by the Group were mainly state-owned enterprises. For the year ended 31 December 2018, a large portion of its group insurance business of the Group were with state-owned enterprises; the majority of bancassurance commission charges were paid to state-owned banks and postal offices; and the majority of the reinsurance agreements of the Group were entered into with a state-owned reinsurance company.